Key Management Transactions	12 Months Ended
Dec. 31, 2024
Key Management Transactions
Key management transactions

26. Key management transactions

Remuneration to directors and key management who have the authority and responsibility for planning, directing and continuing the activities of the Company:

	Year ended	Year ended
	December 31,	December 31,
	2024	2023

Salaries and employee benefits	$1,947	$1,235
Directors’ fees	452	341
Consulting fees	65	-
Share-based payments	1,164	1,549

Gross proceeds of $0.3 million CAD from the $50 million CAD raised through bought deal private placement of subscription receipts in December 2024 were from members of the Company’s board and management.